Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income taxes
Schedule of components of loss before income taxes

For the years ended December 31, 2016, 2015 and 2014, the components of loss before income taxes were as follows (in thousands):

	Year Ended
	December 31,
	2016	2015	2014
Sweden	$(16,433)	$(33,960)	$(9,165)
Ireland	(11,653)	(191)	—
Cayman Islands	(19,550)	(8,722)	—
U.S.	(3,721)	(1,210)	(985)
Total	$(51,357)	$(44,083)	$(10,150)

Schedule of components of income tax (benefit)

The components of income tax expense (benefit) for the years ended December 31, 2016, 2015 and 2014 were as follows (in thousands):

	Year Ended
	December 31,
	2016	2015	2014
Current tax expense (benefit):
Sweden	$—	$—	$—
Ireland	22	—	—
U.S.
Federal	151	—	—
State	73	—	—
Total	$246	$—	$—
Deferred tax expense (benefit):
Sweden	$—	$212	$(648)
Ireland	—	(24)	—
U.S.
Federal	(5,793)	(17,543)	(2,433)
State	(678)	(1,233)	(720)
Change in valuation allowance	3,587	18,138	3,321
Total	$(2,638)	$(450)	$(480)

Schedule of tax effect of temporary differences that give rise to significant portions of the deferred tax assets

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets are as follows (in thousands):

	Year Ended
	December 31,
	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$24,433	$22,039
Stock based compensation	1,870	—
Other deferred activity	96	—
Tax credits	9,135	9,135
Capitalized research and development costs	161	161
Total deferred tax assets	35,695	31,335
Valuation allowance	(33,738)	(30,150)
Deferred tax assets recognized	1,957	1,185
Deferred tax liabilities:
Warrants	(358)	—
Acquired intangible assets	—	(2,111)
Total deferred tax liabilities	(358)	(2,111)
Net deferred tax assets (liabilities)	$1,599	$(926)

Schedule of effective tax rate reconciliation to statutory rate

	Year Ended
	December 31,
	2016	2015	2014
Ireland statutory income tax rate	12.50%	12.50%	—
Swedish statutory income tax rate	—	—	22.00%
Foreign tax differential between Sweden, U.S., Cayman Island and Ireland	2.28	15.70	(4.60)
Federal tax credits	—	12.10	20.90
Change in valuation allowance	(6.69)	(41.20)	(32.70)
State income taxes	0.92	—	—
Permanent differences	1.59	—	—
Fx remeasurement of Swedish DTS	(5.42)	(5.41)	—
Other	(0.04)	7.31	(0.90)
Effective income tax rate	5.14%	1.00%	4.70%